Dividend To Shareholders - Additional Information (Detail) - USD ($)		12 Months Ended
	May 18, 2020	Dec. 31, 2020
Dividends [Abstract]
Ordinary shareholders, Dividend per share, Declared	$ 0.07
Dividend paid	$ 9,010,045	$ 9,010,045